Related Party Disclosures - Narrative (Details) - Loan from Shareholder - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payments to related parties		$ (568)
Conversion of loan from shareholder	$ (10,100)	$ 10,113